RIGHT-OF-USE ASSETS AND LEASES LIABILITIES (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Notes and other explanatory information [abstract]
Financing activities for leases	$ 154	$ 230